Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Höegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity File Number	001-36588
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, Postal Zip Code	HM 12
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Håvard Furu
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, Postal Zip Code	HM 12
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Contact Personnel Email Address	havard.furu@hoeghlng.com
City Area Code	47
Local Phone Number	9-912-3443
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	HMLP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	33,308,439
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A cumulative redeemable preferred units representing limited partner interests
Trading Symbol	HMLP PRA
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	6,752,333